Employee Benefits - Summary of Actuarial Assumptions (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate (per annum)	7.10%	6.70%
Future salary growth (per annum)	11.00%
Withdrawal rate	25.00%	25.00%
Top of range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Future salary growth (per annum)		11.00%
Retirement age (years)	60 years	60 years
Bottom of range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Future salary growth (per annum)		10.00%
Retirement age (years)	58 years	58 years